UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey N. Vinik
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Address:   260 Franklin Street
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           Boston, MA  02110
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Form 13F File Number:  28-6162
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N.A.
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Jeffrey N. Vinik                  Boston, MA             02/14/01
------------------------   ------------------------------  ----------
     [Signature]                   [City, State]             [Date]

The Form 13F Information Table attached hereto sets forth only the 'Section 13(f) securities' under management at December 31, 2000 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              0
                                               -------------

Form 13F Information Table Value Total:       $      0
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

   No.           Form 13F File Number        Name

   1               28-6166                      Michael S. Gordon
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   2               28-6164                      Mark D. Hostetter
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   3               28-6158                      VGH Partners
------           -----------              -----------------------------
   4               28-6160                 Vinik Asset Management, L.P.
------           -----------              -----------------------------


                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- --------   ----  ------   ----
N/A                               N/A               N/A        N/A       N/A      N/A   N/A    N/A      N/A     N/A     N/A     N/A
